UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                OKUMUS Capital, L.L.C.
Address:             850 Third Avenue, 10th Floor
                     New York, NY 10022
13F File Number:     028-06641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus

Title:  Managing Member and Chief Investment Officer

Phone:  212-201-2650
Signature, Place, and Date of Signing:

    /s/Ahmet H. Okumus       New York, New York    May 15, 2006

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        3
Form 13F Information Table Entry Total:   1
Form 13F Information Table Value Total:   $788,224,278

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC
                                          OKUMUS Diversified Value Advisors LLC


FORM 13F INFORMATION TABLE
                                TITLE                   VALUE    	SHRS/    	SH/   	PUT/  INVESTMENT    OTHER  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP	(x$1000)	PRN AMT   	PRN	CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
CSG Systems Intl Inc              COM        126349109      8,057           346,524     SH             SOLE                 346,524
Autozone Inc.                     COM        053332102     36,078           361,901     SH             SOLE                 361,901
Bisys Group Inc.            	  COM        055472104     33,810         2,508,177     SH             SOLE	          2,508,177
IDT Corp.                         COM        448947309      2,700           243,925     SH             SOLE                 243,925
Comcast Corp.                     COM        20030N101    148,691         5,683,915     SH             SOLE               5,683,915
Mercury Interactive Corp.     	  COM        589405109    151,721         4,359,791     SH             SOLE	          4,359,791
USA Mobility Inc.	          COM        90341G103     43,078         1,512,589     SH             SOLE               1,512,589
Cendant Corp.                     COM        151313103    108,132         6,232,585     SH             SOLE               6,232,585
Advance America, Cash Advance  	  COM        00739W107     21,779         1,514,500     SH             SOLE	          1,514,500
Expedia, Inc. 		       	  COM        30212P105     62,021         3,059,724     SH             SOLE	          3,059,724
CBS Corp Class B.	          COM        124857202     99,453         4,147,345     SH             SOLE               4,147,345
Bed Bath and Beyond Inc.          COM        075896100     32,583           848,530     SH             SOLE                 848,530
Arbitron Inc.		  	  COM        03875Q108     36,036         1,065,515     SH             SOLE	          1,065,515
Rent Cash Inc. 		       	  COM        760107102      4,085           849,300     SH             SOLE	            849,300

                            TOTAL                         788,224